UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/13

Check here if Amendment [ ]; Amendment Number:
      This Amendment: [ ] is a restatement.
                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Atlantic Investment Company
Address:    3050 Peachtree Road, Suite 200
            Atlanta, Georgia 30305

Form 13F File Number: 28-12658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Malon W. Courts
Title:      Partner
Phone:      404.614.6183

Malon W. Courts              Atlanta, GA               5/14/13
--------------------------------------------------------------------------------
Signature                    City     State             Date

Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   None

Form 13F Information Table Entry Total:                60

Form 13F Information Table Value Total:           161,734

List of Other Included Managers:                     None







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

                                                              MKT VAL                 INVESTMENT  OTHER       VOTING AUTHORITY
ISSUER NAME                   TITLE OF CLASS    CUSIP        (X $1000)        SHARES  DISCRETION  MNGRS      SOLE   SHARED    NONE
ALLIED NEV GOLD CORP          COM               019344100        9,696      589,055                         579,500         9,555
ATLAS ENERGY LP               COM               04930A104       76,327    1,733,131                       1,655,001        78,130
BEAR CREEK MINING CORP        COM               07380N104       23,545    8,584,360                       8,483,400       100,960
COEUR D'ALENE MINES CORP      COM               192108504        5,350      283,686                         271,441        12,245
ESPERANZA RESOURCES CORP      COM               29664V107        1,042    1,000,000                       1,000,000
EXCO RES INC                  COM               269279402          110       15,455                                        15,455
FIRST MAJESTIC SILVER   CORP  COM               32076V103        1,484       91,770                          91,620           150
LINNCO LLC
  COMMON STOCK                COM               535782106          246        6,300                                         6,300
NEW GOLD INC CDA              COM               644535106          179       19,705                                        19,705
PAN AMERICAN SILVER CORP      COM               697900108       10,048      613,440                         597,500        15,940
PRIMERO MINING          CORP  COM               74164W106          232       34,675                                        34,675
SILVER STANDARD RESOURCES     COM               82823L106        7,362      697,830                         680,000        17,830
SILVER WHEATON CORP           COM               828336107        3,015       96,165                          90,000         6,165
ULTRA PETROLEUM CORP          COM               903914109          216       10,735                                        10,735
WISDOMTREE TRUST JAPAN
  HEDGED EQUITY FD            COM               97717W851        1,015       23,500                          23,500
AFLAC Inc                     COM               001055102          267        5,138                           1,510         3,628
AT&T Corp                     COM               00206R102          226        6,171                                         6,171
Accenture PLC                 COM               g1150g111          555        7,310                           1,810         5,500
American Electric Power
  Co Inc                      COM               025537101          476        9,780                           2,480         7,300
American Express Co           COM               025816109          373        5,525                                         5,525
Amgen Inc                     COM               031162100          412        4,015                             980         3,035
Amphenol Corp-CL A            COM               032095101          713        9,545                           1,745         7,800
Apple Inc                     COM               037833100          837        1,890                             380         1,510
Bristol Myers Squibb Co       COM               110122108          450       10,920                           2,720         8,200
CVS/Caremark Corp             COM               126650100          431        7,845                           1,977         5,868
Caterpillar Inc               COM               149123101          317        3,640                             940         2,700
Chevron Corp                  COM               166764100          767        6,455                           1,265         5,190
Coca Cola Co                  COM               191216100          976       24,136                           3,000        21,136
Colgate Palmolive Co          COM               194162103          379        3,209                             960         2,249
Costco Wholesale Corp         COM               22160K105          488        4,600                                         4,600
Danaher Corp                  COM               235851102          551        8,870                           2,370         6,500
Dell Inc                      COM               24702R101          290       20,250                                        20,250
Disney, Walt Co               COM               254687106          421        7,410                           1,960         5,450
Exxon Mobil Corp              COM               30231G102          945       10,482                           1,184         9,298
Fluor Corp                    COM               343412102          219        3,300                             850         2,450
General Electric Co           COM               369604103          344       14,900                             200        14,700
Gilead Sciences Inc.          COM               375558103          681       13,910                           1,355        12,555
Google                        COM               38259P508          488          615                             180           435
Home Depot Inc                COM               437076102        1,486       21,292                             350        20,942
International Business
  Machine                     COM               459200101          651        3,053                             660         2,393
Johnson & Johnson             COM               478160104          523        6,417                             150         6,267
Marathon Petroleum Corp.      COM               56585A102          474        5,285                             905         4,380
McDonalds Corp                COM               580135101          305        3,064                             850         2,214
McKesson HBOC Inc             COM               58155Q103          254        2,350                             750         1,600
Merck & Co Inc                COM               58933Y105          247        5,592                              57         5,535
Microsoft Corp                COM               594918104          441       15,430                           2,180        13,250
Omnicom Group                 COM               681919106          298        5,060                            1310          3750
Oracle Corp                   COM               68389X105          211        6,540                            2000          4540
Pfizer Inc                    COM               717081103          277        9,603                             198          9405
Praxair Inc                   COM               74005P104          339        3,035                             925          2110
Procter & Gamble Co           COM               742718109          908       11,780                            1675         10105
Schlumberger Ltd              COM               806857108          365        4,869                                          4869
Southwestern Energy Co        COM               845467109          434       11,650                                         11650
Stryker Corp                  COM               863667101          331        5,080                              80          5000
U.S. Bancorp                  COM               902973304          296        8,730                            2830          5900
United Technologies Corp      COM               913017109          740        7,918                            1465          6453
UnitedHealth Group Inc        COM               91324p102          240        4,200                            1300          2900
Verizon Communications        COM               92343v104          567       11,540                            2300          9240
Wal-Mart Stores Inc           COM               931142103          462        6,175                             880          5295
Whiting Petroleum Corp        COM               966387102          412        8,100                                          8100
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